RESTRICTED NET ASSETS	6 Months Ended
Jun. 30, 2026
Receivables [Abstract]
RESTRICTED NET ASSETS

23.	RESTRICTED NET ASSETS

Relevant PRC laws and regulations permit payments of dividends by the Group’s entities incorporated in the PRC only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. In addition, the Company’s entities in the PRC are required to annually appropriate 10% of their net after-tax income to the statutory general reserve fund prior to payment of any dividends, unless such reserve funds have reached 50% of their respective registered capital. As a result of these and other restrictions under PRC laws and regulations, the Company’s entities incorporated in the PRC are restricted in their ability to transfer a portion of their net assets to the Company either in the form of dividends, loans or advances, which restricted portion amounted to RMB653,035 and RMB623,920 as of December 31, 2025 and June 30, 2026. Even though the Company currently does not require any such dividends, loans or advances from the PRC entities for working capital and other funding purposes, the Company may in the future require additional cash resources from them due to changes in business conditions, to fund future acquisitions and development, or merely to declare and pay dividends or distributions to its shareholders. Except for the above, there is no other restriction on use of proceeds generated by the Group’s subsidiaries and VIEs to satisfy any obligations of the Company.

For the six months ended June 30, 2026, the Company performed a test on the restricted net assets of subsidiaries and VIEs in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08 (e) (3), “General Notes to Financial Statements” and concluded that the restricted net assets exceed 25% of the consolidated net assets of the Company as of June 30, 2026 and the condensed financial information of the Company are required to be presented.

Cash transfers from the Company’s PRC subsidiaries to their parent companies outside of China are subject to PRC government control of currency conversion. Shortages in the availability of foreign currency may temporarily restrict the ability of the PRC subsidiaries and VIEs and their subsidiaries to remit sufficient foreign currency to pay dividends or other payments to the Company, or otherwise satisfy their foreign currency denominated obligation.